UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	October 16, 2007

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  150

Form 13F Information Table Value Total: $4,115,289 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Trust III	     PFD CV 6.75%	00808N202	1,296       26,600      Sole		 26,600
CA Inc	             COM	        12673P105	 705 	    27,402 "			Sole		"27,402
COMSYS IT Partners   COM	        20581E104	2,219 "	    132,000 "			Sole		"132,000
Ford Trust	     PFD TR CV6.5%	345395206	27,464 "    727,513 "			Sole		"727,513
Intevac Inc.	     COM	        461148108	1,205 "	    79,284 "			Sole		"79,284
Mirant Corp	     COM	        60467R100	795 	    19,550 "			Sole		"19,550
New York Com Bancorp BONUSES	        64944P307	258 	    5,188 "			Sole		"5,188
Quadramed Corp	     COM	        74730W101	258 	    90,000 "			Sole		"90,000
Radio One, Inc."     CL D NON VTG	75040P405	914 	    245,059 "			Sole		"245,059
Six Flags, Inc."     PIERS	        83001P505	23,391 "    1,111,200 "			Sole		"1,111,200
Washington Mutual    COM	        939322103	3,531 "	    100,000 "			Sole		"100,000
Scottish Re Group    SHS	        G73537410	3,694 "	    1,158,128 "			Sole		"1,158,128
AMR Corporation	     NOTE 4.500% 2/1	001765BB1	2,402 "	    2,000,000 "			Sole
ASM International    NOTE 4.250%12/0	00207DAG7	698 	    500,000 "			Sole
Advanced Medical Opt NOTE 3.250% 8/0	00763MAK4	13,605 "    15,950,000 "		Sole
Adv Micro Devices    NOTE 6.000% 5/0	007903AL1	25,525 "    28,400,000 "		Sole
Allergan, Inc"	     NOTE 1.500% 4/0	018490AL6	52,439 "    45,410,000 "		Sole
Johnson & Johnson    SDCV 7/2	        02261WAB5	149,621 "   165,327,000 "		Sole
Amazon.com	     NOTE 4.750% 2/0	023135AF3	3,690 "	    3,000,000 "			Sole
Amdocs	             NOTE 0.500% 3/1	02342TAD1	9,335 "	    8,850,000 "			Sole
American Equity Inv  NOTE 5.250%12/0	025676AE7	14,838 "    14,080,000 "		Sole
Am Fin Realty Trust  NOTE 4.375% 7/1	02607PAB3	12,994 "    13,800,000 "		Sole
American Med Systems NOTE 3.250% 7/0	02744MAA6	15,230 "    14,150,000 "		Sole
AmeriCredit Corp     NOTE 2.125% 9/1	03060RAR2	9,424 "	    11,500,000 "		Sole
Amgen Inc	     NOTE 0.375% 2/0	031162AQ3	849 	    930,000 "			Sole
ArvinMeritor, Inc    NOTE 4.625% 3/0	043353AF8	15,147 "    14,400,000 "		Sole
AtheroGenics, Inc"   NOTE 4.500% 9/0	047439AB0	11,138 "    13,500,000 "		Sole
Barnes Group Inc     NOTE 3.375% 3/1	067806AD1	13,695 "    10,650,000 "		Sole
Bausch & Lomb	     FRNT 8/0	        071707AM5	17,756 "    14,745,000 "		Sole
Beazer Homes USA     NOTE 4.625% 6/1	07556QAL9	2,192 "	    3,000,000 "			Sole
Best Buy Co.	     SDCV 2.250% 1/1	086516AF8	16,455 "    15,025,000 "		Sole
CV Therapeutics	     NOTE 2.750% 5/1	126667AF1	8,211 "	    10,000,000 "		Sole
Cameron Int'l Corp   NOTE 2.500% 6/1	13342BAB1	442 	    300,000 "			Sole
CapitalSource Inc    NOTE 7.250% 7/1	14055XAG7	22,129 "    23,340,000 "		Sole
Carnival Corporation DBCV 2.000% 4/1	143658AN2	123,348 "   97,950,000 "		Sole
Carnival Corporation DBCV 1.132% 4/2	143658AV4	32,241 "    46,760,000 "		Sole
Cell Therapeutic     NOTE 4.000% 7/0	150934AF4	14,181 "    24,450,000 "		Sole
Chesapeake Energy    NOTE 2.750%11/1	165167BW6	16,069 "    14,625,000 "		Sole
Citadel Broadcasting NOTE 1.875% 2/1	17285TAB2	19,485 "    23,300,000 "		Sole
CA Inc	             NOTE 1.625%12/1	204912AQ2	82,285 "    61,320,000 "		Sole
Conceptus Inc	     NOTE 2.250% 2/1	206016AA5	13,389 "    14,500,000 "		Sole
Conexant Systems     NOTE 4.000% 3/0	207142AH3	13,577 "    16,288,000 "		Sole
CONMED	             NOTE 2.500%11/1	207410AD3	4,602 "	    4,780,000 "			Sole
"Conseco, Inc"	     DBCV 3.500% 9/3	208464BH9	11,194 "    12,200,000 "		Sole
Cubist Pharm	     NOTE 2.250% 6/1	229678AC1	13,558 "    14,160,000 "		Sole
Curagen Corp	     NOTE 4.000% 2/1	23126RAE1	10,951 "    16,700,000 "		Sole
Disney (Walt) Co     NOTE 2.125% 4/1	254687AU0	139,344 "   115,275,000 "		Sole
"Dixie Group, Inc    SDCV 7.000% 5/1	255519AA8	245 	    257,000 "			Sole
Dominion Resources   NOTE 2.125%12/1	25746UAT6	1,842 "	    1,600,000 "			Sole
Durect Corp	     NOTE 6.250% 6/1	266605AB0	28,718 "    16,010,000 "		Sole
EMC Corp	     NOTE 1.750%12/0	268648AK8	88,886 "    62,640,000 "		Sole
EPIX Pharmaceuticals NOTE 3.000% 6/1	26881QAB7	2,968 "	    3,830,000 "			Sole
Eastman Kodak	     NOTE 3.375%10/1	277461BE8	63,410 "    59,680,000 "		Sole
EDO Corp	     NOTE 4.000%11/1	281347AE4	8,388 "	    5,000,000 "			Sole
Edwards Lifesciences DBCV 3.875% 5/1	28176EAB4	1,176 "	    1,150,000 "			Sole
Electronic Data Sys  NOTE 3.875% 7/1	285661AF1	116,452 "   115,850,000 "		Sole
Empire Resorts, Inc  NOTE 8.000% 7/3	292052AB3	4,005 "	    4,500,000 "			Sole
Encore Capital Group NOTE 3.375% 9/1	292554AB8	4,998 "	    5,500,000 "			Sole
Endeavor Intl Corp   NOTE 6.000% 1/1	29257MAB6	13,554 "    16,304,000 "		Sole
"Enzon Pharm Inc     NOTE 4.000% 6/0	293904AE8	13,940 "    12,700,000 "		Sole
Epicor Software Corp NOTE 2.375% 5/1	29426LAA6	10,507 "    10,700,000 "		Sole
Euronet Worldwide    NOTE 3.500%10/1	298736AF6	7,613 "	    7,500,000 "			Sole
ExpressJet Holdings  NOTE 4.250% 8/0	30218UAB4	2,580 "	    2,660,000 "			Sole
Fairfax Financial    DBCV 5.000% 7/1	303901AL6	6,242 "	    5,240,000 "			Sole
FiberTower Corp	     NOTE 9.000%11/1	31567RAC4	33,426 "    31,460,000 "		Sole
Thermo Fisher Scien  NOTE 3.250% 3/0	338032AX3	89,042 "    56,805,000 "		Sole
Ford Motor Co	     NOTE 4.250%12/1	345370CF5	15,817 "    13,600,000 "		Sole
Gateway	             NOTE 1.500%12/3	367626AB4	4,225 "	    4,300,000 "			Sole
General Motors 	     DEB SR CV C 33	370442717	478 	    19,500 "			Sole
General Motors	     DEB SR CONV B	370442733	9,857 "	    463,000 "			Sole
Genzyme Corp	     NOTE 1.250%12/0	372917AN4	118,521 "   112,140,000 "		Sole
"Gilead Sciences     NOTE 0.500% 5/0	375558AG8	567 	    480,000 "			Sole
"Gilead Sciences     NOTE 0.625% 5/0	375558AH6	162 	    135,000 "			Sole
Global Crossing Ltd  NOTE 5.000% 5/1	37932JAA1	18,841 "    16,600,000 "		Sole
The Greenbrier Co    NOTE 2.375% 5/1	393657AD3	5,405 "	    6,500,000 "			Sole
"Group 1 Automotive  FRNT 2.250% 6/1	398905AE9	8,542 "	    10,940,000 "		Sole
Hasbro	             DBCV 2.750%12/0	418056AN7	39,687 "    30,016,000 "		Sole
Headwaters Inc       NOTE 2.500% 2/0	42210PAD4	14,068 "    17,400,000 "		Sole
Hewlett-Packard Co   NOTE 10/1	        428236AC7	134,742 "   166,348,000 "		Sole
Hutchinson Tech Inc  NOTE 3.250% 1/1	448407AF3	14,754 "    15,790,000 "		Sole
Incyte Corp	     NOTE 3.500% 2/1	45337CAE2	4,272 "	    4,675,000 "			Sole
Intel Corp	     SDCV 2.950%12/1	458140AD2	164,574 "   158,530,000 "		Sole
Int'l Game Tech      DBCV 2.600%12/1	459902AP7	13,261 "    13,340,000 "		Sole
Interpublic Group    NOTE 4.500% 3/1	460690AT7	19,384 "    18,010,000 "		Sole
JetBlue Airways Corp DBCV 3.750% 3/1	477143AC5	6,865 "	    7,500,000 "			Sole
Kaman Corp.	     SDCV 6.000% 3/1	483548AC7	101 	    68,000 "			Sole
Kellwood Co	     DBCV 3.500% 6/1	488044AF5	11,765 "    13,000,000 "		Sole
KEMET Corp	     NOTE 2.250%11/1	488360AB4	14,636 "    14,900,000 "		Sole
Kendle International NOTE 3.375% 7/1	48880LAA5	12,403 "    11,255,000 "		Sole
Lamar Advertising    NOTE 2.875%12/3	512815AH4	1,153 "	    1,000,000 "			Sole
Level 3 Comm	     NOTE 6.000% 3/1	52729NAS9	15,933 "    16,950,000 "		Sole
Level 3 Comm	     NOTE 10.000% 5/0	52729NBE9	11,041 "    7,100,000 "			Sole
Level 3 Comm	     NOTE 5.250%12/1	52729NBF6	5,202 "	    4,000,000 "			Sole
Level 3 Comm	     NOTE 3.500% 6/1	52729NBK5	21,906 "    20,220,000 "		Sole
Liberty Media	     DEB 3.500% 1/1	530715AN1	55,599 "    70,227,000 "		Sole
Liberty Media	     DEB 3.250% 3/1	530715AR2	8,891 "	    11,110,000 "		Sole
Liberty Media 	     DEB 0.750% 3/3	530718AF2	107,866 "   97,740,000 "		Sole
Linear Technology    NOTE 3.000% 5/0	535678AC0	215 	    220,000 "			Sole
Lions Gate Ent Corp  NOTE 3.625% 3/1	535919AG9	13,950 "    13,800,000 "		Sole
Lockheed Martin	     DBCV 8/1	        539830AP4	40,311 "    26,505,000 "		Sole
"Lowe's Companies    NOTE 10/1	        548661CG0	140,203 "   139,561,000 "		Sole
"Manor Care, Inc"    NOTE 2.125% 8/0	564055AM3	22,285 "    15,205,000 "		Sole
McMoRan Exploration  NOTE 5.250%10/0	582411AE4	13,955 "    12,600,000 "		Sole
"Medtronic, Inc "    NOTE 1.500% 4/1	585055AL0	3,132 "	    2,825,000 "			Sole
"Medtronic, Inc"     NOTE 1.625% 4/1	585055AM8	77,714 "    69,425,000 "		Sole
Mentor Graphics Corp SDCV 6.250% 3/0	587200AF3	19,593 "    16,950,000 "		Sole
Merix Corp	     NOTE 4.000% 5/1	590049AB8	6,024 "	    7,375,000 "			Sole
Merrill Lynch 	     NOTE 3/1	        590188W46	147,118 "   130,435,000 "		Sole
Mesa Air Group	     NOTE 2.115% 2/1	590479AD3	1,553 "	    3,000,000 "			Sole
Millipore Corp	     NOTE 3.750% 6/0	601073AD1	14,810 "    13,650,000 "		Sole
Molson Coors Brewing NOTE 2.500% 7/3	60871RAA8	131,466 "   117,949,000 "		Sole
"Mylan, Inc"	     NOTE 1.250% 3/1	628530AG2	11,656 "    12,520,000 "		Sole
NPS Pharmaceuticals  NOTE 3.000% 6/1	62936PAB9	11,760 "    12,000,000 "		Sole
Nabors Industries    NOTE 6/1	        629568AL0	115,311     110,680,000 "		Sole
Nash Finch Company   FRNT 1.631% 3/1	631158AD4	5,349 "	    11,000,000 "		Sole
Nektar Therapeutics  NOTE 3.250% 9/2	640268AH1	12,719 "    14,843,000 "		Sole
Newmont Mining Corp  NOTE 1.250% 7/1	651639AF3	56,184 "    49,095,000 "		Sole
"Omnicare, Inc"	     DBCV 3.250%12/1	681904AL2	14,483 "    17,825,000 "		Sole
Omnicom Group	     NOTE 7/3	        681919AM8	217 	    210,000 "			Sole
Omnicom Group	     NOTE 7/0	        681919AT3	139,598 "   131,165,000 "		Sole
Orbital Sciences Cor NOTE 2.438% 1/1	685564AN6	13,113 "    11,600,000 "		Sole
Oscient Pharm Corp   NOTE 3.500% 4/1	68812RAC9	10,189 "    16,040,000 "		Sole
Par Pharmaceutical   NOTE 2.875% 9/3	717125AC2	8,216 "	    8,930,000 "			Sole
"Pier 1 Imports, Inc NOTE 6.375% 2/1	720279AH1	10,499 "    13,000,000 "		Sole
Pixelworks	     SDCV 1.750% 5/1	72581MAB3	2,220 "     3,000,000 "			Sole
QLT Inc	             NOTE 3.000% 9/1	746927AB8	11,634 "    12,150,000 "		Sole
RPM International    NOTE 1.389% 5/1	749685AK9	113,685 "   172,250,000 "		Sole
Rambus Inc	     NOTE 2/0	        750917AB2	12,399 "    12,000,000 "		Sole
Safeguard Scientif   DBCV 2.625% 3/1	786449AG3	1,722 "	    2,050,000 "			Sole
School Specialty     NOTE 3.750% 8/0	807863AE5	1,518 "	    1,500,000 "			Sole
"School Specialty    SDCV 3.750%11/3	807863AL9	13,168 "    13,700,000 "		Sole
Sirius Sat Radio Inc NOTE 3.250%10/1	82966UAD5	19,200 "    20,000,000 "		Sole
"Sonic Automotive    NOTE 4.250%11/3	83545GAK8	4,595 "	    4,000,000 "			Sole
Symantec Corporation NOTE 0.750% 6/1	871503AD0	388 	    340,000 "			Sole
"TJX Companies, Inc  NOTE 2/1	        872540AL3	125,016 "   128,492,000 "		Sole
Teva Pharm 	     DBCV 0.500% 2/0	88164RAA5	679 	    555,000 "			Sole
Teva Pharm	     DBCV 0.250% 2/0	88164RAB3	56,890 "    43,772,000 "		Sole
Teva Pharm 	     NOTE 1.750% 2/0	88165FAA0	2,308 "	    2,185,000 "			Sole
Trico Marine Service NOTE 3.000% 1/1	896106AQ4	15,529 "    16,100,000 "		Sole
"Trinity Industries  NOTE 3.875% 6/0	896522AF6	14,052 "    13,500,000 "		Sole
"US Airways Group    NOTE 7.000% 9/3	90341WAB4	3,522 "	    2,500,000 "			Sole
Unisource Energy     NOTE 4.500% 3/0	909205AB2	13,111 "    13,250,000 "		Sole
"UTStarcom, Inc"     NOTE 10.875% 3/0	918076AB6	32,773 "    33,700,000 "		Sole
WCI Communities	     NOTE 4.000% 8/1	92923CAK0	1,785 "	    2,000,000 "			Sole
Wachovia Bank  	     NOTE 0.250%12/1	929903AU6	398         375,000 "			Sole
Watson Pharma        DBCV 1.750% 3/1	942683AC7	6,155 "	    6,330,000 "			Sole
Wyeth	             DBCV 1/1	        983024AD2	97,246 "    93,067,000 "		Sole
Yahoo! Inc	     FRNT 4/0	        984332AB2	70,854      53,430,000 "		Sole
YRC Worldwide	     NOTE 5.000% 8/0	985577AA3	42,230      39,190,000 "		Sole
YRC Worldwide	     NOTE 3.375%11/2	985577AB1	74,311      75,145,000 "		Sole
			" 4,115,289